Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Net Expenses Associated with Foreclosed Assets
Net expenses associated with foreclosed assets are detailed below:

	Years Ended December 31,
(in thousands)	2013	2012	2011
Operating expenses, net of rental income	$279	$429	$331
Loss on write-down on foreclosed real estate	89	257	2,060
Net loss (gain) on sales of real estate	54	649	(116)
Total	$422	$1,335	$2,275